Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Sep. 06, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ACE Consulting Management, Inc.
Entity Central Index Key	0001265848
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		32,574,360